Other Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consisted of the following as of June 30, 2023 and December 31, 2022:
	June 30, 2023	December 31, 2022

Professional consultants’ expenses	$165,747	$285,398
Vendor liabilities	-	13,000
Expenses	19,325	4,107
Accrued board fees	72,238	149,496
Accrued bonus	456,040	510,678
Other accrued expenses	65,999	23,758

Total other accrued liabilities	$779,349	$986,437